STOCKBASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 27, 2023	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Description of option granted		the Board approved a grant of 62,500 options with an exercise price of $1.50 per share. This grant included 22,500 fully vested one-year options and 40,000 options, which vested 20% on the grant date and an additional 20% on each of the following four anniversary dates
Description of Consultant shares purchase		we issued 15,000 ten-year options to the then-existing outside members of our Board of Directors to purchase shares at $1.61 per share, and we also granted 5,000 fully vested options to a new Board member to purchase shares at $1.70 per share		consultant a warrant to purchase 100,000 shares at $2.50 per share, valid for seven years, with the warrants vesting monthly for over five years
Descrition of consulting agreement		we will recognize approximately $80,000 in stock-based compensation, including $32,000 in 2026 and 2027 and $16,000 in 2028
Stock based compensation		$ 141,000	$ 230,500
Stock options granted shares		1,000,000
Granted Options to purchase	250,000
Purchase price per shares	$ 8.50
Trading days	twenty consecutive
2019 Plan
Common shares reserved for issuance		1,000,000
Shares available for a grant		718,250
Stock based compensatisation 2024
Stock based compensation	$ 265,000
Stock based compensatisation 2025
Stock based compensation	$ 36,000
Employees And Director [Member]
Descrition of annual installments agreement		Compensation expense equal to the fair value of the options at the grant date is recognized in general and administrative costs over the applicable service period. Stock-based compensation expense for 2025 was $141,000. Based on current estimates, we project approximately $121,000 in stock-based compensation expense related to options and consultant warrants over the next four years, including approximately $49,000 in 2026, $43,000 in 2027, $24,000 in 2028, and $5,000 in 2029